General	12 Months Ended
Dec. 31, 2021
General [Abstract]
GENERAL
NOTE 1:-	GENERAL

a.	Kornit Digital Ltd. (the “Company”) was incorporated in 2002 under the laws of the State of Israel. The Company and its subsidiaries develop, design and market digital printing solutions for the global printed textile industry. The Company’s and its subsidiaries’ solutions are based on their proprietary digital textile printing systems, ink and other consumables, associated software and value-added services.

b.	The Company established wholly owned subsidiaries in Israel, the United States, Germany, Hong Kong, the United Kingdom and Japan. The Company’s subsidiaries are engaged primarily in services, sales, and marketing, except for the Israeli subsidiary which is engaged primarily in research and development and manufacturing.

c.	The Company depends on four major suppliers to supply certain components for the production of its products. If one of these suppliers fails to deliver or delays the delivery of the necessary components, the Company will be required to seek alternative sources of supply. A change in these suppliers could result in manufacturing delays, which could cause a possible loss of sales and, consequently, could adversely affect the Company’s results of operations and financial position.

d.	On August 10, 2021, the Company closed an asset purchase agreement with Voxel8 Inc. (“Voxel8”), an advanced additive manufacturing technology for textiles, which allows for digital fabrication of functional features with zonal control of material properties, in addition to utilizing high-performance elastomers adhering to inkjet technology. Under the agreement the Company purchased the associated assets for a total consideration of $14,991 in cash (see note 3).

e.	On November 19, 2021, the Company closed a follow - on offering where 2,336,892 ordinary shares were issued and sold by the Company to the public for aggregate net proceeds of $339,760 to the Company. In addition, there was a secondary component of the offering in which 705,953 ordinary shares that were issued pursuant to exercise of warrants were sold by the Company’s global customer. The Company did not receive any of the proceeds from the sale of these additional ordinary shares.